Shareholders' equity - Summary of Preferred Dividends Paid (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Preferred dividends	$ 235	$ 211	$ 207
Series A Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	1.00%
Dividend paid per share (usd per share)	$ 5,866.23	$ 4,088.49	$ 4,044.44
Preferred dividends	$ 29	$ 20	$ 20
Series D Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	1.00%
Dividend paid per share (usd per share)	$ 6,339.2	$ 4,500	$ 4,500
Preferred dividends	$ 42	$ 23	$ 23
Deferred fees for preferred stock redemption	$ 10
Series E Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	1.00%
Dividend paid per share (usd per share)			$ 3,630.34
Preferred dividends			$ 47
Deferred fees for preferred stock redemption			$ 10
Series F Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	1.00%
Dividend paid per share (usd per share)	$ 4,625	$ 4,625	$ 4,625
Preferred dividends	$ 46	$ 46	$ 46
Series G Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	1.00%
Dividend paid per share (usd per share)	$ 4,700	$ 4,700	$ 4,700
Preferred dividends	$ 47	$ 47	$ 47
Series H Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	1.00%
Dividend paid per share (usd per share)	$ 3,700	$ 3,700	$ 4,186.06
Preferred dividends	$ 22	$ 22	$ 24
Series I Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	1.00%
Dividend paid per share (usd per share)	$ 3,750	$ 4,083.33
Preferred dividends	$ 49	$ 53